Income taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
9.	Income taxes:

Total income tax expense varies from the amounts that would be computed by applying the statutory rate to income (loss) before taxes for the following reasons:

	2011	2010	2009
Statutory income tax rate	28.25%	31%	33%
Income tax expense (recovery) on income (loss) before income taxes	$(1,564,088)	$578,855	$630,564
Increase (decrease) in income taxes resulting from:
Change in tax rate	155,286	(167,190)	1,808,773
Permanent differences	226,807	191,541	341,246
Provision to return true-ups	-	(355,640)	-
	(1,181,995)	247,566	2,780,583
Change in valuation allowance	1,181,995	(247,566)	(2,780,583)
	$–	$–	$–

The tax effects of significant temporary differences representing future tax assets are as follows:

Deferred tax assets:	2011	2010	2009
Operating loss carryforwards	$4,962,192	$4,099,392	$4,964,376
Capital loss carryforwards	230,443	230,443	221,459
Share issue costs	1,722	1,722	5,213
Research and development costs	4,139,600	3,867,819	3,439,806
Property and equipment, accounting basis less than tax basis	5,482,340	5,434,926	5,251,014
	$14,816,297	$13,634,302	$13,881,868
Valuation allowance	(14,816,297)	(13,634,302)	(13,881,868)
Net deferred tax assets	$–	$–	$–

The net valuation allowance increase of $1,181,995 comprises an increase of $1,181,995 related to the current year statutory rate reconciliation. The 2010 year’s reduction in valuation allowance of $247,566 comprises an increase of $355,640 relating to provision to tax return true-up items offset by the application of non-capital loss carryforwards, the benefit of which had not been previously recognized in the amount of $696,625. The 2009 year’s reduction in valuation allowance of $2,780,583 related primarily to the reduction of the gross carrying value of deferred tax assets caused by a reduction in income tax rates that totalled $1,999,340 offset by the application of non-capital loss carryforwards, the benefit of which had not been previously recognized ($743,693).

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers projected future taxable income, uncertainties related to the industry in which the Company operates and tax planning strategies in making this assessment.

At December 31, 2011, the Company has non-capital losses available for carryforward for Canadian income tax purposes amounting to $13,684,769. These losses expire in the following fiscal years:

2014	2,805,442
2015	4,080,632
2026	2,033,600
2027	1,293,038
2031	3,472,057
$13,684,769

The Company also has non-capital losses available for carryforward for United States income tax purposes amounting to $3,891,000 expiring between 2018 and 2031.